Composition of certain financial statement captions - Schedule Of Finite Lived Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 1,470	$ 1,470
Accumulated amortization	(212)	(33)	$ 0
Net	1,258	1,437	$ 0
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 490	490
Accumulated amortization		(14)
Net		$ 476
Finite-lived intangible asset, useful life	5 years	5 years
Remaining useful life (in years)		4 years 9 months 18 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 980	$ 980
Accumulated amortization		(19)
Net		$ 961
Finite-lived intangible asset, useful life	7 years	7 years
Remaining useful life (in years)		6 years 9 months 18 days